UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

               51 East 42nd Street, 17th floor, New York, NY 10017
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C.
                     51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 239-0515

Date of fiscal year end: April 30, 2009

Date of reporting period: October 31, 2008

Item 1.     Reports to Stockholders.

            Attached  on  the  following  pages  is a copy  of the  registrant's
            semi-annual   report  as  of  October   31,  2008   transmitted   to
            stockholders.

TRIDAN CORP.
--------------------------------------------------------------------------------
                                              P.O. Box 634, New City, N.Y. 10956
                                                                  (212) 239-0515

                               SEMI-ANNUAL REPORT

                                                     December 26, 2008

Dear Shareholder:

      This semi-annual report of Tridan Corp. covers the six-month period from May 1, 2008 to October 31, 2008. As part of this report, we enclose the unaudited financial report for that six-month period and for the corresponding period in 2007.

      A schedule of the company's portfolio holdings at October 31, 2008, consisting entirely of municipal obligations, is included in the financial report. The company invests exclusively in non-voting securities. The company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The company's Forms N-Q are available on the Commission's website at http://www.sec.gov. They may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      The net asset value per share at October 31, 2008 was $11.62, compared with $12.00 at October 31, 2007. Net investment income per share was $.19 for the six-month period ended October 31, 2008, compared with $.19 for the six-month period ended October 31, 2007.

      At the company's last annual meeting on June 17, 2008, the reappointment of Weiser LLP as the company's auditors for the fiscal year ending April 30, 2009 was ratified by the shareholders as follows:

      Shares Voted For               2,793,406
      Shares Voted Against           None
      Shares Abstaining              None

Tridan Corp.
December 26, 2008
Page - 2 -


      Also at the last annual meeting, the incumbent directors, all of whom are named below, were all reelected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

                                  Shares Voted For         Shares Withheld
                                  ----------------         ---------------

       Mark Goodman                  2,793,406                   None
       Peter Goodman                     "                        "
       Paul Kramer                       "                        "
       Jay S. Negin                      "                        "
       Warren F. Pelton                  "                        "
       Russell J. Stoever                "                        "

      During the six-month period ended October 31, 2008, no director or officer received any compensation from the company except for fees of $6,000 paid to each director, plus an additional $2,500 to Paul Kramer as chairman of the audit committee. All executive officers of the company as a group (two persons) received compensation (comprised solely of said directors' fees) aggregating $12,000 during said period (which excludes professional fees paid to the law firm of which I. Robert Harris, secretary of the company, is a member).

      At its meeting on May 22, 2008, the Board of Directors unanimously approved the renewal of the company's investment advisory agreement with J.P. Morgan Investment Management Inc. for the period July 1, 2008 to June 30, 2009 . The board considered a variety of material factors and conclusions with respect thereto that formed the basis for the board's approval, as discussed below.

      Throughout the year, the directors received and analyzed a substantial quantity of comprehensive information and written materials, including ongoing analysis of Tridan's existing portfolio and Morgan's recommendations in light of its forecasts for the economy, employment trends, business conditions, federal rate moves, interest trends including comparisons between tax-exempt and taxable bonds, appropriate maturities, quality, yields, diversification, etc. The directors subject Morgan's portfolio management to scrutiny at each board meeting, including examination of transactions completed since the prior meeting and an overview of the entire portfolio. Written materials received by the directors before and during each meeting include reports, statistics, charts, graphs, performance records, comparisons with other funds and the like. Morgan is constantly questioned at great length regarding its views, its recommendations and its performance.

      In addition to the foregoing, as requested by Tridan's corporate counsel pursuant to Section 15(c) of the Investment Company Act of 1940, Morgan submitted its audited

Tridan Corp.
December 26, 2008
Page - 3 -


financial statements and detailed information regarding Morgan's business, personnel and operations, advisory services, compensation matters, portfolio strategy, investment performance, sources of information, fee comparisons, compliance programs, and other matters of significance to the relationship between Tridan and its investment adviser, all of which material was furnished to each director. The directors reviewed all of this material and discussed the same at length, as well as their own views on Morgan's previous performance and relationship with Tridan, with particular attention to the following areas:

Investment Performance

      At each meeting, the directors receive, review and discuss with Morgan's representatives various data showing Tridan's portfolio characteristics, including market value, average duration, credit quality, coupon, estimated annual income and yield statistics, and breakdown information regarding duration, credit, and investment sectors. Morgan's quarterly presentation also includes the portfolio performance over three months, year to date, one year, three years, five years and ten years, compared with the Lipper NY Intermediate Muni Debt Funds, JPMorgan NY Tax Free Bond Fund, Sanford Bernstein NY Muni Fund, and Lehman 1-17 Year NY Muni Bond Index. Based on their review, the directors all agreed that Tridan's relative investment performance has been satisfactory.

Nature, Extent and Quality of Service

      The board's analysis of the nature, extent and quality of Morgan's services to Tridan was based on knowledge gained over time from discussions with management and at the board's regular meetings. In addition, the directors reviewed materials contained in Morgan's response to Tridan's 15(c) Questionnaire pursuant to the Investment Company Act of 1940, and its Form ADV under the Investment Advisers Act of 1940 concerning, among much other information, the qualifications, education and experience of Morgan's personnel involved in rendering those services. As Tridan's investment adviser, Morgan manages the investment of the Company's assets, including purchases and sales of securities, and arranges for the periodic transfer of cash required to pay expenses and make distributions to shareholders. Morgan also provides clerical and bookkeeping services, and prepares and issues periodic reports and statements. Its affiliate maintains custody of Tridan's securities and provides access thereto upon request. The board considered its adviser's performance of these administrative and support services, including monitoring adherence to the company's investment policies, guidelines and restrictions, Morgan's responsiveness to requests by Tridan's counsel for periodic information, reports and certifications required for compliance with securities laws and regulations, and maintaining and monitoring their respective compliance programs in light of today's extensive regulatory requirements. The board concluded that the nature, extent

Tridan Corp.
December 26, 2008
Page - 4 -


and quality of the services provided by Morgan to the company have been and continue to be appropriate and beneficial.

Fees

      Under its Investment Advisory Agreement with Morgan, Tridan pays an annual fee, computed and payable quarterly, equal to 0.28% of its net assets under management. The agreement requires Morgan to bear all expenses incurred by it in connection with its activities under the agreement, without any reimbursement from the company. In addition, there is no charge made to Tridan for maintaining custody of the company's securities and for custodial-related services rendered by Morgan and its affiliates. In light of the nature, extent and quality of the services received by Tridan from Morgan and its affiliated companies, and comparing the management fees charged by Morgan to other fixed-income investment companies managed by it, all of which are many times larger than Tridan, the Board considers Morgan's management fee to Tridan to be reasonable.

      After full consideration of the above factors, the board concluded unanimously that renewal of the investment advisory agreement with J.P. Morgan Investment Management Inc. was in the best interest of Tridan and its shareholders.

                                              Sincerely

                                              TRIDAN CORP.


                                              Peter Goodman, President

                                  TRIDAN CORP.

                                FINANCIAL REPORT
                                   (Unaudited)

                            OCTOBER 31, 2008 AND 2007

TRIDAN CORP.
(Unaudited)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                         -------
                                                                         P a g e
                                                                         -------

Accountant's Report                                                         1

Financial Statements

     Statements of Assets and Liabilities                                   2

     Schedules of Investments in Municipal Obligations                      3

     Statements of Operations                                               7

     Statements of Changes in Net Assets                                    8

     Notes to Financial Statements                                          9

                   [Letterhead of Scialo & Company CPA, P.C.]

To the Shareholders and Board of Directors
Tridan Corp.

We have compiled the accompanying statements of assets and liabilities, and schedules of investments in municipal obligations of Tridan Corp. as of October 31, 2008 and 2007, the related statements of operations for the six months then ended and changes in net assets for the six months ended October 31, 2008, and financial highlights (Note 6 to the financial statements) for each period in the six months ended October 31, 2004 through 2008, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants.

A compilation is limited to presenting in the form of financial statements information that is the representation of management. We have not audited or reviewed the aforementioned financial statements and financial highlights and, accordingly, do not express an opinion or any other form of assurance on them.

The statement of changes in net assets for the year ended April 30, 2008 was derived from financial statements that were audited by another accounting firm. Their report, dated May 30, 2008, expressed an unqualified opinion thereon, but they have not performed any auditing procedures since that date.

We are not independent with respect to Tridan Corp.

                                                      Scialo & Company CPA, P.C.

Ramsey, New Jersey
December 4, 2008

TRIDAN CORP.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

(Unaudited)

                                                                        OCTOBER 31,
                                                                     2008           2007
                                                                ------------    ------------
ASSETS

Investments in municipal obligations,
   at market value (amortized cost of
   $35,695,432 and $36,168,600, respectively)                   $ 35,152,518    $ 36,834,825

Cash and cash equivalents                                            475,942          66,017

Accrued interest receivable                                          522,697         522,327

Prepaid expenses and other assets                                      5,361           2,500
                                                                ------------    ------------

                                                                  36,156,518      37,425,669
                                                                ------------    ------------

LIABILITIES

Accounts payable and accrued liabilities
   Accrued investment advisory fees                                   25,000          26,000
   Accrued fees and disbursements - affiliate                         24,123          50,185
   Accrued other                                                      20,360          20,000

Common stock redemption payable                                            0          27,212
                                                                ------------    ------------

                                                                      69,483         123,397
                                                                ------------    ------------

NET ASSETS                                                      $ 36,087,035    $ 37,302,272
                                                                ============    ============

Analysis of net assets
   Common stock, at $.02 par value,
       6,000,000 shares authorized                              $     63,982    $     63,982
   Paid in capital                                                36,730,936      36,748,767
   Over distributed investment income, net                          (127,383)       (128,074)
   Under (Over) distributed capital gains                            (37,501)        (48,244)
   Unrealized appreciation (depreciation) of investments, net       (542,999)        665,841
                                                                ------------    ------------

Net assets, equivalent to $11.62 and $12.00
   per share based on 3,106,761.6784 and
   3,108,256.2781 shares of common stock
   outstanding, respectively                                    $ 36,087,035    $ 37,302,272
                                                                ============    ============


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 2 -

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Unaudited)

                                                                                  OCTOBER 31,
                                                              2008                                      2007
                                              --------------------------------------    --------------------------------------
                                               Principal    Amortized       Market      Principal     Amortized       Market
                                                Amount         Cost         Value         Amount         Cost         Value
                                              ----------    ----------    ----------    ----------    ----------    ----------
Bethlehem N.Y.
   Central School District
   5.000%, due November 1, 2015               $  500,000    $  535,036    $  521,840    $  500,000    $  539,893    $  543,975

Cattaraugus Cty
   NY Public Unlimited tax
   5.000%, due June 1, 2014                      275,000       289,074       283,137       275,000       292,039       293,502
   5.000%, due June 1, 2015                      275,000       288,408       280,841       275,000       291,226       293,216

Chenango Valley-NY Central School
   4.000%, due June 15, 2011                         -.-           -.-           -.-       190,000       193,195       193,709

City of Buffalo, NY Sewer Auth.
   5.00%, due July 1, 2011                     1,110,000     1,145,912     1,162,758     1,110,000     1,158,316     1,169,740

City of New York
   General Purpose Unlimited Tax
   6.750%, due February 1, 2009                   50,000        50,637        50,628       500,000       513,856       520,396

Clarkstown NY Central
   School District
   5.250%, due April 15, 2015                    400,000       424,522       422,732       400,000       428,797       434,752

Cleveland Hill Union Free
   School District
   5.500%, due October 15, 2011                1,480,000     1,492,236     1,525,184     1,480,000     1,494,202     1,551,262

Ardsley NY Union Free School
   5.000%, due June 15, 2014                     415,000       451,916       445,930           -.-           -.-           -.-
   4.000%, due June 15, 2016                     460,000       476,528       463,923           -.-           -.-           -.-

LIPA, Var. rate, due May 1, 2033                     -.-           -.-           -.-       100,000       100,000       100,000

Metropolitan Transportation Authority
   N.Y. SVC Contract
   Var. rate, due November 1, 2026                   -.-           -.-           -.-       100,000       100,000       100,000

Monroe County, N.Y. - Rochester
   Pub Improvement
   6.000%, due June 1, 2010                       10,000        10,100        10,120        10,000         9,683        10,246
   6.000%, due March 1, 2012                     445,000       476,172       473,400       445,000       484,897       488,872

Mt. Sinai, N.Y. Union Free School District
   AMBAC Insured 6.200%, due Feb.15, 2011      1,070,000     1,068,561     1,142,835     1,070,000     1,068,238     1,160,041


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 3 -

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Unaudited)

                                                                             OCTOBER 31,
                                                         2008                                         2007
                                        ----------------------------------------     ----------------------------------------
                                         Principal     Amortized        Market       Principal      Amortized        Market
                                          Amount          Cost           Value         Amount          Cost           Value
                                        ----------     ----------     ----------     ----------     ----------     ----------
N.Y. C. -Unlimited Tax
 5.000%, due August 1, 2017             $  500,000     $  537,508     $  505,180     $      -.-     $      -.-     $      -.-

N.Y. C. Municipal Water
 5.625%, due June 15, 2018               1,000,000        987,156      1,031,000            -.-            -.-            -.-

N.Y. S. Dormitory
 5.250%, due October 1, 2017             1,000,000      1,112,404      1,073,460            -.-            -.-            -.-

N.Y.S. Dormitory Authority - State
 University Educational Facilities
 7-1/2%, due May 15, 2011                  365,000        362,965        390,799        420,000        417,079        455,016

N.Y C. Ref. Unltd. tax
 6.000%, due May 15, 2030                  150,000        169,471        160,274        150,000        175,783        161,010

N.Y.C. Trans.Fin. Auth. Rev.
 Var. Rate, due November 1, 2022               -.-            -.-            -.-        100,000        100,000        100,000
 5.000%, due July 15, 2016                 750,000        808,573        788,550        750,000        816,191        814,912

N.Y.S. Thruway Authority
 5.250%, due April 1, 2013               1,000,000      1,060,040      1,065,370      1,000,000      1,073,310      1,080,360

N.Y.S. Dormitory Authority
 Pace University
 6.500%, due July 1, 2009                      -.-            -.-            -.-      1,000,000      1,027,752      1,050,590

N.Y.S. Dormitory Authority
 Revs. Supported Debt
 5.000%, due February 15, 2021           1,035,000      1,068,949        997,709      1,035,000      1,075,057      1,098,435

N.Y.S. Environmental Facilities
 Pollution Control - Revolving Fund
 5.750%, due June 15, 2008                     -.-            -.-            -.-        190,000        190,943        192,797
 5.200%, due May 15, 2014                      -.-            -.-            -.-        575,000        620,158        610,817
 5.250%, due December 15, 2012             400,000        426,972        427,836        400,000        433,337        432,876
 5.000%, due June 15, 2018               1,000,000      1,050,156      1,034,480      1,000,000      1,057,278      1,071,450

N.Y.S. Dormitory Authority Revs.
 5.250%, due November 15, 2023           1,400,000      1,496,671      1,440,320      1,400,000      1,517,278      1,489,082
 5.500%, due July 1, 2019                1,000,000      1,098,779      1,044,210      1,000,000      1,108,147      1,133,600
 5.00%, due July 1, 2020                 1,745,000      1,821,934      1,699,089      1,745,000      1,828,542      1,865,387


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 4 -

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Unaudited)

                                                                                   OCTOBER 31,
                                                                 2008                                        2007
                                               ----------------------------------------     ----------------------------------------
                                               Principal      Amortized         Market      Principal      Amortized        Market
                                                 Amount          Cost           Value         Amount         Cost            Value
                                               ----------     ----------     ----------     ----------     ----------     ----------
N.Y.S. Dormitory Authority
 City University General
 5.750%, due July 1, 2013                      $  215,000     $  232,643     $  227,666     $  215,000     $  236,246     $  230,246

N.Y.S. Local Gov't. Asst. Corp.
 5.500%, due April 1, 2017                        240,000        261,724        253,862        240,000        264,242        269,609

N.Y.S. Dormitory Authority Revs.
 5.000% due Oct. 1, 2017                          585,000        625,842        582,297        585,000        630,431        630,215
 5.000%, due Oct. 1, 2018                         430,000        463,309        433,135        430,000        467,085        466,163
 5.250%, due July, 1, 2021                      1,000,000      1,105,846        989,010      1,000,000      1,114,202      1,113,730

N.Y.S. Housing Fin. Svc. Contract
  Var. rate, due March 15, 2026                       -.-            -.-            -.-        100,000        100,000        100,000

N.Y.S. Dormitory Authority Revs.
 Personal Income Tax
 5.500%, due March 15, 2011                     1,000,000      1,037,598      1,056,070      1,000,000      1,051,678      1,063,830
 5.500%, due March 15, 2018                     1,155,000      1,286,958      1,228,943      1,155,000      1,300,836      1,304,780

NYS Urban Dev. Corp
 Var. rate, due March 15, 2033                        -.-            -.-            -.-        100,000        100,000        100,000

Nassau County Interim, Fin. Auth., N.Y
 5.750%, due November 15, 2013                  1,100,000      1,115,397      1,174,085      1,100,000      1,121,181      1,175,724

Nassau Health Care Corp.
 Var. rate, due August 1, 2029                        -.-            -.-            -.-        100,000        100,000        100,000

Niagara Falls Bridge
 Commission NY Toll Rev Hwy
 1 MPT Series B
 5.250%, due October 1, 2015                    2,000,000      2,079,214      2,057,480      2,000,000      2,089,104      2,146,880

Niagara County, Var. Rate, Due Sept. 1, 2021          -.-            -.-            -.-        120,000        120,000        120,000

Pleasantville N.Y. Public
 Impt. Unlimited tax
 5.000%, due January 1,2016                       440,000        471,372        457,675        440,000        475,696        476,801

--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 5 -

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Unaudited)

                                                                            OCTOBER 31,
                                                        2008                                             2007
                                     -------------------------------------------     -------------------------------------------
                                      Principal       Amortized         Market        Principal       Amortized         Market
                                        Amount           Cost           Value           Amount           Cost            Value
                                     -----------     -----------     -----------     -----------     -----------     -----------
Puerto Rico Electric Power
  Authority Star & Stripe
  5.500%, due July 1, 2017           $   700,000     $   768,905     $   696,612     $   700,000     $   776,736     $   790,559

Port Authority of NY and NJ
  Var. rate, due January 1, 2024             -.-             -.-             -.-         100,000         100,000         100,000

Puerto Rico Commonwealth
  Highway and Trans
  5.500%, due July 1, 2015               500,000         543,637         521,150         500,000         549,852         558,795
  6.250%, due July 1, 2016               285,000         324,333         310,052         285,000         329,208         336,309

Puerto Rico Public Buildings
  Auth. Rev. GTD Ref
  5.000%, due July 1, 2028                   -.-             -.-             -.-         500,000         512,728         518,440

Sachem Central School District
  5.250%, due Oct. 15, 2019              500,000         551,333         510,425         500,000         556,018         555,865

Suffolk County Water
  Authority
  6.000%, due June 1, 2009               515,000         518,917         528,297       1,000,000       1,019,088       1,024,600

Suffolk County Judicial
  FACS Agency
  5.750%, due October 15, 2011         1,340,000       1,353,488       1,387,061       1,340,000       1,357,000       1,409,466

Triborough Bridge and Tunnel
  Authority N.Y. Revs.
  6.000%, due January 1, 2012          1,500,000       1,524,717       1,577,965       1,500,000       1,530,744       1,586,350
  5.500%, due January 1, 2017          1,000,000       1,015,662       1,088,750       1,000,000       1,017,249       1,103,450
  5.500%, due January 1, 2019          1,000,000       1,122,921       1,066,440       1,000,000       1,134,079       1,136,970

Village of  Briarcliff
  Public Impvt. Unlimited Tax
  5.000%, due September 1, 2015          310,000         342,506         333,699             -.-             -.-             -.-
  5.000%, due September 1, 2017          215,000         238,430         230,239             -.-             -.-             -.-
                                     -----------     -----------     -----------     -----------     -----------     -----------

                                     $33,865,000     $35,695,432     $35,152,518     $34,230,000     $36,168,600     $36,834,825
                                     ===========     ===========     ===========     ===========     ===========     ===========

--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 6 -

TRIDAN CORP.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

(Unaudited)

                                                                 SIX MONTHS ENDED
                                                                    OCTOBER 31,

                                                                2008             2007
                                                            -----------      -----------
Investment income

    Interest                                                $   938,907      $   933,428

    Amortization of bond premium and
       discount - net                                          (143,762)        (125,559)
                                                            -----------      -----------

         Total investment income                                795,145          807,869
                                                            -----------      -----------

Expenses

    Investment advisory fee                                      49,178           52,108

    Professional fees                                            70,399           69,050

    Directors' fees                                              38,500           38,500

    Administrative fees                                          38,500           36,000

    Insurance and administrative expenses                         7,945            8,304
                                                            -----------      -----------

         Total expenses                                         204,522          203,962
                                                            -----------      -----------

Investment income - net                                         590,623          603,907
                                                            -----------      -----------

Realized and unrealized gain on investments

    Net realized gain (loss) on investments                      11,985          (48,244)

    Change in unrealized appreciation (depreciation) of
       investments for the period                            (1,237,980)         (21,659)
                                                            -----------      -----------

Net gain (loss) on investments                               (1,225,995)         (69,903)
                                                            -----------      -----------

Net increase (decrease) in assets resulting
    from operations                                         $  (635,372)     $   534,004
                                                            ===========      ===========


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 7 -

TRIDAN CORP.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED          YEAR ENDED
                                                              OCTOBER 31         APRIL 30,
                                                                 2008              2008
                                                             ------------      ------------
                                                             (Unaudited)         (Audited)
Increase (decrease) in net assets resulting
    from operations

       Investment income - net                               $    590,623      $  1,194,959
       Net realized gain (loss) on investments                     11,985           (49,486)
       Change in unrealized appreciation (depreciation)        (1,237,980)            7,480
                                                             ------------      ------------

         Net increase (decrease) in net assets resulting
            from operations                                      (635,372)        1,152,953
                                                             ------------      ------------

Redemptions of 1,103.7170 (October 31, 2008)
    And 4,669.6207 shares (April 30, 2008)                        (13,120)          (55,830)
                                                             ------------      ------------

Distributions to shareholders:
    Net Investment income                                        (714,720)       (1,181,986)
    Long-term capital gains - net                                     -.-               -.-
                                                             ------------      ------------
                                                                 (714,720)       (1,181,986)

         Total increase (decrease)                             (1,363,212)          (84,863)
                                                             ------------      ------------

Net assets

    Beginning of period                                        37,450,247        37,535,110
                                                             ------------      ------------

    End of period                                            $ 36,087,035      $ 37,450,247
                                                             ============      ============


--------------------------------------------------------------------------------

See accompanying notes and accountant's report.                            - 8 -

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2008 AND 2007
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

      The following is a summary of the significant policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, in the preparation of its financial statements.

      Acquisition and Valuation of Investments

      Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Investments are carried at amortized cost in the Company's accounting records but are shown at market value in the accompanying financial statements. Short-term investments are stated at cost, which is equivalent to market value.

      Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation, if available; if not available, such value is based on a yield matrix for similarly traded municipal obligations. Securities for which quotations are not readily available are valued at fair value as determined by the Board of Directors. There were no securities valued by the Board of Directors, which quotations were not readily available as of October 31, 2008 and 2007.

      Amortization of Bond Premium or Discount

      In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation.

      Income Taxes

      It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required; however, the Company is subject to minimum New York State and local franchise taxes.

      Interest income from municipal investments are exempt from Federal and state income taxes.

      Cash and Cash Equivalents

      The Company considers all investments that can be liquidated on demand to be cash equivalents.

                                                             October 31,
                                                          2008           2007
                                                       ----------     ----------

         Cash                                          $    8,317     $    2,971
         Cash equivalents - demand bonds and notes        467,625         63,046
                                                       ----------     ----------

                                                       $  475,942     $   66,017
                                                       ==========     ==========


--------------------------------------------------------------------------------

See accountant's report.                                                   - 9 -

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2008 AND 2007
--------------------------------------------------------------------------------

1.    Significant Accounting Policies (continued)

      The Company maintains all of its cash and cash equivalents in one financial institution. At times, such balances may be in excess of amounts insured by the Federal Deposit Insurance Corporation.

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used when accounting for the valuation of securities and the realization of investment.

      Concentration of Credit Risk

      The value of the Company's investments may be subject to possible risks involving, among other things, the continued creditworthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment advisor periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

2.    Accounts Payable and Accrued Liabilities

      Accounts payable and accrued liabilities consisted of the following at:

                                                            October 31,
                                                        2008            2007
                                                     ----------     ----------

            Accrued investment advisory fees (a)     $   25,000     $   26,000
            Accrued fee - affiliate (b)                  24,123         50,185
            Accrued accounting fees and other            20,360         20,000
                                                     ----------     ----------

                                                     $   69,483     $   96,185
                                                     ==========     ==========

            (a) The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P Morgan") as its investment advisor and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.


--------------------------------------------------------------------------------

See accountant's report.                                                  - 10 -

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2008 AND 2007
--------------------------------------------------------------------------------

2.    Accounts Payable and Accrued Liabilities (continued)

            (b) For the six months ended October 31, 2008 and 2007, the Company incurred legal fees of approximately $50,400 and $49,050, respectively, paid to the law firm of which an officer of the Company is a Member.

            (c) For the six months ended October 31, 2008 and 2007, the Company incurred audit fees of approximately $20,000 for each period. 3. Investment Transactions

      Purchases and sales of  investments  in municipal  obligations  (excluding short-term and demand investments) amounted to approximately $4,154,561 and $3,457,872, respectively, for the six months ended October 31, 2008 and $2,215,929 and $2,135,420, respectively, for the six months ended October 31, 2007.

      The U.S. Federal income tax basis of the Company's investments, at October 31, 2008 and 2007, was approximately $35,695,432 and $36,168,600, respectively, and net unrealized appreciation (depreciation) at October 31, 2008 and 2007, for U.S. Federal income tax purposes was approximately $(542,999) and $665,841, respectively (gross unrealized appreciation of approximately $448,325 and $684,224, respectively, gross unrealized depreciation of approximately $991,324 and $18,383, respectively.

4.    Common Stock, Net Asset Values and Share Redemption Plan

      At October 31,  2008 and 2007,  there were  6,000,000  shares of $0.02 par
      value  common  stock   authorized  of  which  3,199,100  had  been  issued
      aggregating $63,982, and additional paid-in capital aggregating $312,787.

      The Company's share redemption plan permits "eligible shareholders" or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share as of the end of the Company's fiscal quarter in which the request for redemption is received. At October 31, 2008 and 2007, $1,085,376 (92,338.3216 shares),
      $1,067,546 (90,843.7219 shares), respectively, had been redeemed under this plan.

      The net asset value per share is calculated by dividing the value of all assets less total liabilities by the number of common shares outstanding at the end of the period.

      The net asset value per share and the shares outstanding were as follows:

                                                           October 31,
                                                       2008            2007
                                                   -----------     -----------
            Net asset value:
                - at market value of the
                   underlying investments          $     11.62     $     12.00
                - at amortized cost                $     11.79     $     11.78


--------------------------------------------------------------------------------

See accountant's report.                                                  - 11 -

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2008 AND 2007
--------------------------------------------------------------------------------

4.    Common Stock, Net Asset Values and Share Redemption Plan (continued)

              Shares outstanding at:
                  October 31, 2008                             3,106,761.6784
                  October 31, 2007                             3,108,256.2781

5.    Distributions

      During the six months ended October 31, 2008 and 2007, distributions of $714,720 ($.23 per share) and $715,722 ($.23 per share), respectively, were declared and paid to shareholders, which, except for capital gains of $0 in 2008 and $0 in 2007, were exempt from Federal income taxes. Distributions for the year ended April 30, 2008 were $1,181,986 ($.38 per share) and were exempt from Federal income taxes except for $0 of capital gains.

      The tax  character  of  distributions  paid  during the six  months  ended
      October 31, 2008 and 2007 and the year ended April 30, 2008 were as follows:

                                                     Six Months Ended           Year Ended
                                                        October 31,              April 30,
                                                   2008             2007            2008
                                                -----------     -----------     -----------
      Distributions paid from
          Tax exempt investment income, net     $   700,964     $   711,713     $ 1,173,967
          Taxable Investment Income                  13,756           4,009           8,019
          Capital gains                                 -.-             -.-             -.-
                                                -----------     -----------     -----------

                                                $   714,720     $   715,722     $ 1,181,986
                                                ===========     ===========     ===========

      As of October 31, 2008 and 2007 and April 30, 2008, the components of distributable earnings on a tax basis were as follows:

                                                October 31,     October 31,      April 30,
                                                    2008           2007            2008
                                                -----------     -----------     -----------
      Overdistributed tax-exempt
         investment income, net                 $  (127,383)    $  (128,074)    $    (3,827)
      Undistributed capital gains                   (37,501)        (48,244)        (49,486)
      Undistributed taxable investment income                                           540
      Unrealized appreciation (depreciation)
         of investments, net                       (542,999)        665,841         694,980
                                                -----------     -----------     -----------

                                                $  (707,883)    $   489,523     $   642,207
                                                ===========     ===========     ===========

      The Company has $37,501 of capital loss carry forwards as of October 31, 2008. The Company had no capital reclassification related to permanent book/tax differences for the six months ending October 31, 2008 and 2007.


--------------------------------------------------------------------------------

See accountant's report.                                                  - 12 -

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2008 AND 2007
--------------------------------------------------------------------------------

6.    Financial Highlights

      Selected per share data and ratios

                                                                            SIX MONTHS ENDED OCTOBER 31,

                                                         2008             2007           2006              2005             2004
                                                      ----------       ----------     ----------       ----------       ----------
         Per share data:
           (For a share of capital stock outstanding
            throughout the period):

         Net asset value, beginning of year           $    12.05       $    12.06     $    12.04       $    12.51       $    12.61
                                                      ----------       ----------     ----------       ----------       ----------

         Income from investment operations:
           Net investment income                            0.19             0.19           0.20             0.22             0.22
           Net realized and unrealized
             gain (loss) on investments                    (0.39)           (0.02)          0.18            (0.27)            0.18
                                                      ----------       ----------     ----------       ----------       ----------

         Total from investment operations                  (0.20)            0.17           0.38            (0.05)            0.40
                                                      ----------       ----------     ----------       ----------       ----------

         Less distributions:
           Dividends (from net investment
             income)                                       (0.23)           (0.23)         (0.20)           (0.23)           (0.23)
           Capital gains                                   (0.00)           (0.00)         (0.05)           (0.02)           (0.02)
                                                      ----------       ----------     ----------       ----------       ----------

             Total distributions                           (0.23)           (0.23)         (0.25)           (0.25)           (0.25)
                                                      ----------       ----------     ----------       ----------       ----------

         Net asset value - end of period              $    11.62       $    12.00     $    12.17       $    12.21       $    12.76
                                                      ==========       ==========     ==========       ==========       ==========

      Per share market value - end of period          $    11.62       $    12.00     $    12.17       $    12.21       $    12.76
                                                      ==========       ==========     ==========       ==========       ==========

      Total investment return                              -3.61%           -1.36%          1.08%           -2.40%           -1.18%

      Ratios/Supplemental Data:
         Net assets, end of period (in thousands)     $   36,087       $   37,302     $   37,902       $   38,064       $   39,805
         Ratio of expenses to average net assets
           (annualized)                                     1.11%            1.08%          0.97%            0.94%            0.96%
         Ratio of net investment income - to
           average net assets (annualized)                  3.22%            3.21%          3.34%            3.54%            3.46%

         Portfolio turnover rate                            5.92%            1.98%          12.6%             5.2%             4.0%

      Average (simple) number of share
         outstanding (in thousands)                        3,108            3,108          3,115            3,117            3,119


--------------------------------------------------------------------------------

See accountant's report.                                                  - 13 -

Item 2.     Code of Ethics

            Not required in this report.

Item 3.     Audit Committee Financial Expert

            Not required in this report.

Item 4.     Principal Accountant Fees and Services

            Not required in this report.

Item 5.     Audit Committee of Listed Registrants.

            Not required in this report.

Item 6.     Investments.

            (a) A schedule of registrant's investments in securities of unaffiliated issuers as of October, 31, 2008 is included as part of the financial statement filed under Item 1 of this Form.

            (b)   Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

            No change in the portfolio managers identified in the registrant's most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934

Item 10.    Submission of Matters to a Vote of Security Holders.

            The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.    Controls and Procedures

            (a) The registrant's principal executive and principal financial officers have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report. Based on that evaluation, said officers have concluded that the registrant's disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

            (b) There was no change in the registrant's internal control over financial reporting that occurred during its last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

            (a)   The following exhibits are filed herewith:

                  (2) The separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Tridan Corp.
            --------------------------------------------------------------------


By (Signature and Title) /S/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: December 26, 2008

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /S/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: December 26, 2008


By (Signature and Title) /S/ Warren F. Pelton
                        --------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date: December 26, 2008